UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22533

                                 Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                     Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code:             866-270-7598

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

July 31, 2012

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS —131.6%
	■ ELECTRIC, GAS AND WATER—53.2%
1,513,750	Companhia Energetica de Minas Gerais S.A. ADR (Brazil)	$28,776,387
19,500,000	DUET Group (Australia)	42,624,295
531,333	Duke Energy Corp.	36,013,751
219,500	Entergy Corp.	15,951,065
685,000	Exelon Corp.	26,797,200
1,384,000	GDF Suez (France)	30,966,902
587,000	Integrys Energy Group, Inc.	35,536,980
2,787,000	National Grid plc (United Kingdom)	28,948,410
1,570,000	Pepco Holdings, Inc.	31,337,200
1,045,000	PPL Corp.	30,200,500
1,362,000	Scottish & Southern Energy plc (United Kingdom)	28,037,785
3,045,000	United Utilities Group plc (United Kingdom)	32,606,927
1,136,000	Westar Energy, Inc.	34,716,160

		402,513,562

	■ OIL & GAS STORAGE AND TRANSPORTATION—33.3%
283,000	Access Midstream Partners LP	8,207,000
4,287,455	APA Group (Australia)	22,077,755
602,139	Boardwalk Pipeline Partners LP	17,281,389
414,200	Buckeye Partners LP	22,511,770
238,270	Copano Energy LLC	6,659,647
189,684	DCP Midstream Partners LP	8,086,229
825,861	Enbridge Energy Partners LP	24,651,951
570,600	Energy Transfer Partners LP	26,133,480
488,400	Enterprise Products Partners LP	25,885,200
247,000	Kinder Morgan Energy Partners LP	19,767,410
135,000	MarkWest Energy Partners LP	7,096,950
502,465	Targa Resources Partners LP	19,078,596
353,834	TC Pipelines LP	16,361,284
439,820	Teekay LNG Partners LP (Marshall Islands)	17,315,713
384,919	Teekay Offshore Partners LP (Marshall Islands)	10,858,565

		251,972,939

Shares	Description	Value (Note 1)
	■ TELECOMMUNICATIONS—45.1%
930,000	AT&T, Inc.(a)	$35,265,600
1,080,000	CenturyLink, Inc.	44,863,200
7,315,000	Chorus Ltd. (New Zealand)(b)	18,423,753
1,848,000	Deutsche Telekom AG Registered Shares	20,866,570
4,870,000	Frontier Communications Corp.	19,090,400
16,500,000	Singapore Telecommunications Ltd. (Singapore)	47,468,659
6,075,000	Telecom Corporation of New Zealand Ltd. (New Zealand)	13,086,735
13,793,000	Telstra Corp., Ltd. (Australia)	57,979,970
17,990,000	Vodafone Group plc (United Kingdom)	51,503,151
3,340,000	Windstream Corp.	33,266,400

		341,814,438

	Total Common Stocks & MLP Interests (Cost $924,853,464)	996,300,939

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—131.6% (Cost $924,853,464)		$996,300,939

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2012

(Unaudited)

Contracts	Description	Value (Note 1)
WRITTEN OPTIONS—(0.1)%
	■ CALL OPTIONS—(0.1)%
9,300	AT&T, Inc. Expiration 1/19/13	$(930,000)

	Total Written Options (Premiums received $279,459)	(930,000)

TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—131.5% (Cost $924,574,005)		$995,370,939

Cash—1.6%		12,367,696
Borrowings—(34.3)%		(260,000,000)
Other assets in excess of other liabilities—1.2%		9,184,550

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$756,923,185

NET ASSET VALUE PER SHARE OF COMMON STOCK ($756,923,185 / 37,929,806)		$19.96

(a)	All or a portion segregated for written options under an escrow receipt.
(b)	Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Fund Country Weightings *
United States	55%
United Kingdom	14
Australia	12
Singapore	5
Brazil	3
France	3
New Zealand	3
Other	5

Total	100%

*	Percentages are based on total investments before written options rather than net assets applicable to common stock and include securities pledged as collateral under the Fund’s credit agreement.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

NOTES TO STATEMENT OF NET ASSETS

July 31, 2012

(Unaudited)

Note 1. Security Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semiannual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2012:

Level 1
Common Stocks & MLP Interests	$996,300,939
Written Options	(930,000)

Total	$995,370,939

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Note 2. Federal Tax Cost

At July 31, 2012, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$914,036,157	$118,472,646	($36,207,864)	$82,264,782
Written options	(279,459)	—	(650,541)	(650,541)

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(principal executive officer)

Date	9-18-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(principal executive officer)

Date	9-18-12

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(principal financial officer)

Date	9-18-12